Income Taxes - Reconciliation of income tax (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2024
Income Taxes
Net (loss) income before income taxes	$ (30,492)	$ (51,488)	$ 131,671
Statutory tax rate	27.00%	27.00%	27.00%
Income tax recovery at the statutory rate	$ (8,233)	$ (13,902)	$ 35,551
Non-deductible items and other differences	489	1,361	(41)
Foreign exchange	1,535	(1,637)	(1,131)
Differences in tax rates	(138)	169	(7,037)
Change in unrecognized tax benefits	5,366	10,919	(1,472)
Deferred income tax (benefit) expense	$ (981)	$ (3,090)	$ 25,870